Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net loss	¥ (2,593,043)	¥ (316,228)	¥ (317,817)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12,721	11,902	9,286
Loss on disposal of assets			28
Noncash operating lease expense	4,651	5,259	5,257
Share-based compensation expense	2,330,000	5,024
Changes in assets and liabilities:
Accounts receivable	(20,206)	111,266	145,420
Related party receivable	2,937	(20,002)	(16,186)
Inventories	39,269	57,378	(123,825)
Advance payments	27,495	(93,271)	77,998
Prepaid expenses and other current assets	21,688	34,830	8,128
Other assets	698	2,779	943
Accounts payable	4,942	(4,129)	(4,864)
Contract liabilities	(6,014)	11,679	30,810
Accrued expenses and other liabilities	44,818	(46,869)	9,312
Operating lease liabilities	(4,505)	(5,259)	(5,256)
Net cash used in operating activities	(134,549)	(245,641)	(180,766)
Cash flows from investing activities:
Purchases of property and equipment	(329)	(10,951)	(11,612)
Purchases of intangible assets	(4,895)	(9,998)	(8,051)
Net cash used in investing activities	(5,224)	(20,949)	(19,663)
Cash flows from financing activities:
Proceeds from borrowing	77,000	128,000	78,000
Payments on borrowing	(279,887)	(202,547)	(153,344)
Repayments of convertible bond		(299,997)	299,997
Proceeds from issuance of common shares in initial public offering		773,806
Proceeds from class C preferred shares issuance
Payments on share offering costs	(4,830)	(262,814)	(44,394)
Net cash provided by financing activities	(207,717)	136,448	180,259
Net decrease in cash and cash equivalents	(347,490)	(130,142)	(20,170)
Cash and cash equivalents at beginning of year	534,889	456,775	427,967
Cash and cash equivalents at end of year	187,399	326,633	407,797
Cash paid during the year for:
Interest	2,275	17,451	2,066
Income taxes
Non-cash activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		¥ 8,091	¥ 3,432